Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the statement of financial position arising from the obligation of the entity for defined benefit plans on December 31, 2018, 2019 and 2020 is as follows:

	2018		2019		2020
Present value of defined benefit obligations	Ps.	120,606	Ps.	144,743	Ps.	183,125

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2018		2019		2020
Opening defined benefit obligation	Ps.	112,980	Ps.	120,606	Ps.	144,743
Plan modifications		—		956		-
Current service cost		12,775		13,152		18,745
Interest cost		8,907		12,048		13,245
Actuarial gains		(3,359)		(115)		(607)
Cost per service passed for modification or reduction		(10,858)		—		-
New measurement (gains) / losses:
Actuarial losses resulting from changes in financial and demographic assumptions		161		1,404		23,797
Benefits paid		—		(3,308)		(16,798)
Ending defined benefit obligation	Ps.	120,606	Ps.	144,743	Ps.	183,125

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2018, 2019 and 2020 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2018		2019		2020
Current service labor cost	Ps.	12,775	Ps.	13,152	Ps.	18,745
Interest cost		8,907		12,048		13,245
Actuarial gains		(3,359)		(115)		(607)
Cost per service passed for modification or reduction		(10,858)		—		—
Cost per service for plan modification		—		956		—
Benefits paid		—		(3,308)		(16,798)
Components of defined benefit costs recognized in net income (Note 24)		7,465		22,735		14,585
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		161		1,404		23,797
Total recognized as employee benefit cost	Ps.	7,626	Ps.	24,139	Ps.	38,382

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2018	2019	2020
Discount of the projected benefit obligation at present value	9.2%	7.4%	7.1%
Salary increase	6.0%	6.8%	6.8%
Remaining labor life	18.6 years	17.6 years	17.7 years
Inflation	6.7%	6.0%	6.75%